Statements of financial position - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash	$ 269,328	$ 94,846
Platinum bullion	23,206,770	22,500,856
Palladium bullion	94,440,043	79,002,490
Prepaid assets	139,161	139,161
Total assets	118,055,302	101,737,353
Current liabilities
Accounts payable	346,177	219,548
Total liabilities	346,177	219,548
Equity
Unitholders' capital	79,368,922	98,487,213
Unit premiums and reserves	795	795
Retained earnings	53,500,500	18,178,931
Underwriting commissions and issue expenses	(15,160,853)	(15,149,134)
Total equity (note 7)	117,709,364	101,517,805
Total liabilities and equity	$ 118,055,541	$ 101,737,353
Total equity per Unit	$ 14.87	$ 10.27